Business Combinations (Details) € in Millions		1 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combinations [Line Items]
Gross proceeds				$ 675,000,000		$ 675,000,000
Non-cash rollover equity						4,000,000
Debt issuance costs				19,500,000		$ 19,500,000
Credit facility term						5 years	5 years
Equity issuance costs						$ 3,700,000
Goodwill			$ 848,977,000	845,939,000		845,939,000
Period adjustment						1,900,000
Deferred tax liability				$ 23,400,000		$ 23,400,000
Estimated useful lives				14 years 6 months		14 years 6 months
Indemnification asset				$ 12,800,000		$ 12,800,000
Legal and advisory costs					$ 11,600,000
Investment banking success fees					40.4
Recognition of compensation expense						27,800,000
Write-off of unamortized borrowing costs				9,100,000		9,100,000
Cash				20,800,000		20,800,000
Intangibles					22,200,000
Number of immaterial businesses acquired			1
Acuren British Virgin Islands
Business Combinations [Line Items]
Fair value of investment by Acuren BVI				4,000,000		4,000,000
Predecessor
Business Combinations [Line Items]
Goodwill								$ 511,501,000
Period adjustment								(127,000)
Revenues					10,840,000			1,438,000	$ 17,618,000
Successor [Member]
Business Combinations [Line Items]
Goodwill			$ 848,977,000	845,939,000		$ 845,939,000
Period adjustment				(3,949,000)
Revenues				$ 11,820,000
Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives			14 years 3 months 18 days	14 years 7 months 6 days		14 years 7 months 6 days
Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives			14 years 3 months 18 days	14 years 7 months 6 days		14 years 7 months 6 days
Technology [Member]
Business Combinations [Line Items]
Estimated useful lives			4 years 3 months 18 days	4 years 7 months 6 days		4 years 7 months 6 days
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives				15 years		15 years
Finite-Lived Intangible Assets [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives				15 years		15 years
Finite-Lived Intangible Assets [Member] | Technology [Member]
Business Combinations [Line Items]
Estimated useful lives				5 years		5 years
Revolving Credit Facility [Member]
Business Combinations [Line Items]
Debt issuance costs				$ 1,900,000		$ 1,900,000
ASP Acuren Acquisition
Business Combinations [Line Items]
Total estimated consideration	$ 1,880,000,000		$ 1,875,642,000			1,875,642,000
Cash paid to acquire business	1,870,000,000		1,871,642,000			1,871,642,000	€ 1,880
Post-closing escrow amount returned to buyers	5,200,000		5,200,000			5,200,000
Measurement period net working capital adjustment and settlement	400,000					400,000
Cash on hand			49,456,000	49,456,000		49,456,000
Senior loan facility				775,000,000		775,000,000
Goodwill			865,599,000	865,599,000		865,599,000
Escrow amount for post-closing merger related adjustments	29,000,000			29,000,000		29,000,000
Post-closing escrow amount refunded to the sellers			$ 23,800,000			23,800,000
Indemnification asset				8,400,000		8,400,000
Transaction expenses						14,000,000
Transaction costs				36,000,000		36,000,000
Legal and advisory costs					5,200,000
Revenues				463,500,000
ASP Acuren Acquisition | Predecessor
Business Combinations [Line Items]
Transaction costs				5,200,000		5,200,000
Revenues								1,050,057,000
ASP Acuren Acquisition | Successor [Member]
Business Combinations [Line Items]
Transaction costs				36,000,000		36,000,000
Revenues						1,097,393,000
Acuren British Virgin Islands
Business Combinations [Line Items]
Cash on hand				568,000,000		568,000,000
Senior loan facility				775,000,000		775,000,000
2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill					20,800,000
Cash					47,600,000
2022 Acquisitions [Member]
Business Combinations [Line Items]
Cash								6,000,000
2022 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill									2,000,000
Cash									45,500,000
Other income									12,500,000
Intangibles								2,300,000
Deductible for income tax purposes								1,400,000	$ 2,600,000
A Company | Predecessor
Business Combinations [Line Items]
Cash paid to acquire business		$ 29,300,000
Goodwill		13,500,000
Revenue for the period		1,500,000
Operating loss for the period		$ 200,000
Acuren British Virgin Islands | Acuren British Virgin Islands
Business Combinations [Line Items]
Fair value of investment by Acuren BVI	$ 4,000,000
U.S. [Member]
Business Combinations [Line Items]
Goodwill				352,400,000		352,400,000
Revenues				267,100,000
U.S. [Member] | 2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill					6,000,000
U.S. [Member] | 2022 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill								$ 2,600,000
Canada [Member]
Business Combinations [Line Items]
Goodwill				513,200,000		$ 513,200,000
Revenues				$ 197,500,000
Canada [Member] | 2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill					$ 14,800,000
Minimum [Member]
Business Combinations [Line Items]
Discounted rates rang						10.70%	10.70%
Estimated useful lives				5 years		5 years
Maximum [Member]
Business Combinations [Line Items]
Discounted rates rang						11.00%	11.00%
Estimated useful lives				15 years		15 years